Derivative Instruments - Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Derivative [Line Items]
Realized gains (losses)	$ (114)	$ 800	$ 360	$ 1,741
Unrealized (losses) gains	(475)	(2,578)	(1,776)	(4,366)
Total	(589)	(1,778)	(1,416)	(2,625)
Interest rate swap agreement
Derivative [Line Items]
Realized gains (losses)	86	829	609	1,783
Unrealized (losses) gains	(483)	(2,699)	(1,697)	(4,470)
Total	(397)	(1,870)	(1,088)	(2,687)
Forward freight agreements
Derivative [Line Items]
Realized gains (losses)	(200)	(29)	(249)	(42)
Unrealized (losses) gains	8	121	(79)	104
Total	$ (192)	$ 92	$ (328)	$ 62